First Trust Indxx Medical Devices ETF (MDEV)
Portfolio of Investments
June 30, 2023 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.7%
	Biotechnology — 2.8%
625	Exact Sciences Corp. (a)	$58,688
	Health Care Equipment & Supplies — 77.8%
401	Abbott Laboratories	43,717
579	Alcon, Inc. (CHF) (b)	48,035
122	Align Technology, Inc. (a)	43,144
969	Baxter International, Inc.	44,148
163	Becton Dickinson & Co.	43,034
391	BioMerieux (EUR) (b)	41,054
806	Boston Scientific Corp. (a)	43,597
298	Carl Zeiss Meditec AG (EUR) (b)	32,227
250	Cochlear Ltd. (AUD) (b)	38,302
301	Coloplast A/S, Class B (DKK) (b)	37,666
112	Cooper (The) Cos., Inc.	42,944
1,055	Demant A/S (DKK) (a) (b)	44,655
1,014	DENTSPLY SIRONA, Inc.	40,580
361	Dexcom, Inc. (a)	46,392
495	Edwards Lifesciences Corp. (a)	46,693
2,537	Fisher & Paykel Healthcare Corp., Ltd. (NZD) (b)	38,201
507	GE HealthCare Technologies, Inc.	41,189
496	Hologic, Inc. (a)	40,161
394	Hoya Corp. (JPY) (b)	47,148
131	Insulet Corp. (a)	37,773
156	Intuitive Surgical, Inc. (a)	53,343
2,443	Koninklijke Philips N.V. (EUR) (a) (b)	52,934
218	Masimo Corp. (a)	35,872
517	Medtronic PLC	45,548
2,240	Olympus Corp. (JPY) (b)	35,449
150	Penumbra, Inc. (a)	51,609
186	ResMed, Inc.	40,641
161	Shockwave Medical, Inc. (a)	45,951
709	Siemens Healthineers AG (EUR) (b) (c) (d)	40,183
2,772	Smith & Nephew PLC (GBP) (b)	44,722
134	Sonova Holding AG (CHF) (b)	35,756
224	STERIS PLC	50,395
271	Straumann Holding AG (CHF) (b)	44,066
143	Stryker Corp.	43,628
578	Sysmex Corp. (JPY) (b)	39,591
158	Teleflex, Inc.	38,241
1,430	Terumo Corp. (JPY) (b)	45,545
315	Zimmer Biomet Holdings, Inc.	45,864
		1,629,998
Shares	Description	Value

	Health Care Providers & Services — 2.0%
1,159	Amplifon S.p.A. (EUR) (b)	$42,512
	Life Sciences Tools & Services — 17.1%
300	Agilent Technologies, Inc.	36,075
87	Bio-Rad Laboratories, Inc., Class A (a)	32,983
166	Danaher Corp.	39,840
26	Mettler-Toledo International, Inc. (a)	34,103
304	Revvity, Inc.	36,112
131	Sartorius Stedim Biotech (EUR) (b)	32,718
71	Thermo Fisher Scientific, Inc.	37,044
136	Waters Corp. (a)	36,250
115	West Pharmaceutical Services, Inc.	43,984
3,652	WuXi AppTec Co., Ltd., Class H (HKD) (b) (c) (d)	29,269
		358,378

	Total Investments — 99.7%	2,089,576
	(Cost $2,475,839)
	Net Other Assets and Liabilities — 0.3%	5,598
	Net Assets — 100.0%	$2,095,174

(a)	Non-income producing security.
(b)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At June 30, 2023, securities noted as such are valued at $770,033 or 36.8% of net assets. Certain
of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value
between the foreign markets’ close and the New York Stock
Exchange close exceeding a certain threshold. On days when
this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they
are principally traded.

(c)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration. As such, it does not require the additional disclosure required of
restricted securities.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.

First Trust Indxx Medical Devices ETF (MDEV)
Portfolio of Investments (Continued)
June 30, 2023 (Unaudited)
Abbreviations throughout the Portfolio of Investments:
AUD	– Australian Dollar
CHF	– Swiss Franc
DKK	– Danish Krone
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
JPY	– Japanese Yen
NZD	– New Zealand Dollar

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of June 30, 2023 is as follows:

	Total Value at 6/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Biotechnology	$58,688	$58,688	$—	$—
Health Care Equipment & Supplies	1,629,998	964,464	665,534	—
Health Care Providers & Services	42,512	—	42,512	—
Life Sciences Tools & Services	358,378	296,391	61,987	—
Total Investments	$2,089,576	$1,319,543	$770,033	$—
Licensing Information
Indxx and Indxx Global Medical Equipment Index are trademarks of Indxx, Inc. (“Indxx”) and have been licensed for use for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by Indxx, and Indxx makes no representation regarding the advisability of trading in such product. The Index is determined, composed and calculated by Indxx without regard to First Trust or the Fund.